Investment Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Investment Properties
Investment Properties

3.      Investment Properties

Investment properties consist of the following:

	September 30,	December 31,
	2019	2018
	(unaudited)
Land	$12,528,373	$7,462,946
Site improvements	3,542,446	2,341,547
Buildings and improvements (a)	54,590,901	35,753,467
Furniture and fixtures (b)	2,058,240	1,733,273
Investment properties at cost (c)	72,719,960	47,291,233
Less accumulated depreciation	2,742,229	1,967,736
Investment properties, net	$69,977,731	$45,323,497

(a)

Includes tenant improvements (both those acquired at the acquisition and those constructed after the acquisition), tenant inducements, capitalized leasing commissions and other capital costs incurred post-acquisition.

(b)

As of September 30, 2019 and December 31, 2018, excludes $0 and $423,747, respectively, in pre-payments recorded as advance deposits for furniture and fixtures not yet received as part of the renovations of the Hampton Inn Property. The Company reclassifies the amounts recorded as advance deposits to a furniture and fixtures account when the assets are received or placed in service.

(c)	Excludes intangible assets and liabilities (see note, below), escrow deposits and property reserves.

The Company’s depreciation expense on investment properties was $453,253 and $399,637 for the three months ended September 30, 2019 and 2018, respectively, and $1,261,379 and $1,060,303 for the nine months ended September 30, 2019 and 2018, respectively.

The Company generally records depreciation of capitalized tenant improvements and amortization of capitalized leasing commissions on a straight-line basis over the terms of the related leases. Details of these deferred costs, net of depreciation and amortization as of September 30, 2019 and December 31, 2018, respectively, are as follows:

	September 30,	December 31,
	2019	2018
	(unaudited)
Capitalized tenant improvements, net	$176,298	$175,580
Capitalized leasing commissions, net	298,366	322,861

During the three and nine months ended September 30, 2019, the Company recorded $0 and $31,284, respectively, in capitalized tenant improvements. During the three and nine months ended September 30, 2018, the Company recorded $0 in capitalized tenant improvements. Depreciation on capitalized tenant improvements was $10,536 and $30,566 for the three and nine months ended September 30, 2019, respectively, and $6,003 and $15,857 for the three and nine months ended September 30, 2018, respectively.

During the three and nine months ended September 30, 2019, the Company recorded $500 and $5,075, respectively in capitalized leasing commissions. During the three and nine months ended September 30, 2018, the Company recorded $57,000 and $152,866, respectively in capitalized leasing commissions. Amortization of capitalized leasing commissions was $10,106 and $29,570 for the three and nine months ended September 30, 2019, respectively, and $5,631 and $9,935 for the three and nine months ended September 30, 2018, respectively.

In May 2018, the Company paid $125,000 to induce a tenant in the Franklin Square Property to release a restriction in its lease that prohibited the Company from leasing space to a similar user. Capitalized tenant inducements are amortized as a reduction of rental income over the term of the respective lease. Details of these deferred costs, net of depreciation and amortization as of September 30, 2019 and December 31, 2018, respectively, are as follows:

	September 30,	December 31,
	2019	2018
	(unaudited)
Capitalized tenant inducements, net	$100,860	$113,640

Amortization of the tenant inducement was $4,260 and $4,260 for the three months ended September 30, 2019 and 2018, respectively, and $12,780 and $7,100 for the nine months ended September 30, 2019 and 2018, respectively.

A significant portion of the Company’s land, buildings and improvements serve as collateral for its mortgage loans payable portfolio. Accordingly, restrictions exist as to each property’s transferability, use and other common rights typically associated with property ownership.

Property Acquisitions

2019 Acquisitions

The Ashley Plaza Property

On August 30, 2019, the Company completed its acquisition of the Ashley Plaza Property, a 160,356 square foot retail property located in Goldsboro, North Carolina, through a wholly owned subsidiary.  The Ashley Plaza Property, built in 1977 and fully renovated in 2018, was 98 percent leased as of September 30, 2019 and is anchored by Hobby Lobby, Harbor Freight and Ashley Home Store.  The purchase price for the Ashley Plaza Property was $15,200,000 paid through a combination of cash provided by the Company, the incurrence of new mortgage debt and funds from a line of credit, short term.  The Company’s total investment, including $204,300 of loan issuance costs, was $15,885,444. The Company paid $357,823 of acquisition and closing costs which were capitalized and added to the tangible assets acquired.

The Clemson Best Western Hotel Property

On September 27, 2019, the Company completed its acquisition of the Clemson Best Western Hotel Property, a 148 room hotel on 5.92 acres located in Clemson, South Carolina, through a wholly owned subsidiary.  The Clemson Best Western Hotel Property was built in 1982 and substantially renovated in 2016 and 2017.  The purchase price for the Clemson Best Western Hotel Property was $9,750,000 paid through a combination of cash provided by the Company, the incurrence of new mortgage debt and funds from a line of credit, short term.  The Company’s total investment, including $269,254 of loan issuance costs, was $10,786,782.  The Company paid $578,953 of acquisition, closing costs and lease buy-out fees, which were capitalized and added to the tangible assets acquired.

The following summarizes the consideration paid and the fair values of the assets acquired and liabilities created or assumed in conjunction with the acquisitions described above, along with a description of the methods used to determine fair value.  Asset values presented include allocated acquisition and closing costs.

	Clemson Best	Ashley Plaza
	Western Property	Property
Fair value of assets acquired
Investment property (a)	$10,328,953	$14,199,028
Lease intangibles and other assets (b)	—	2,142,124
Restricted cash created (c)	188,575	123,321
Above market leases (b)	—	195,386
Below market leases (b)	—	(978,715)
Fair value of net assets acquired (d)	$10,517,528	$15,681,144

Purchase consideration
Consideration paid with cash (e)	$1,767,528	$3,281,144
Consideration paid with new line of credit, short term (f)	1,000,000	1,000,000
Consideration paid with new mortgage debt (g)	7,750,000	11,400,000
Total consideration (h)	$10,517,528	$15,681,144

a.

Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture, fixtures and equipment.  The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof.  Closing and acquisition costs of $578,553 for the Clemson Best Western Property and $357,824 for the Ashley Plaza Property were allocated and added to the fair value of the tangible assets acquired.

b.

Represents the fair value of lease intangibles and other assets.  Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.

c.	Represents deposits paid by the Company at closing for real estate tax escrows and operating and capital reserves.
d.	Represents the total fair value of assets and liabilities acquired at closing.
e.	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows, lease buy-out fees, and closing costs paid outside of closing or directly by the Company.
f.	Represents funds received from a line of credit, short term. See Note 4, below.
g.	Issuance of new mortgage debt to fund the purchase of the properties. See Note 4, below.
i.	Represents the consideration paid for the fair value of the assets and liabilities acquired.

2018 Acquisition

The Hanover Square Property

On May 8, 2018, the Company completed its acquisition of an 84 percent interest in the Hanover Square Property through a wholly owned subsidiary. The Hanover Square Property, built in 2007, was 100 percent leased as of September 30, 2019 and is anchored by Marshalls and an Old Navy store. The purchase price for the Hanover Square Property was $12,173,000 paid through a combination of cash provided by the Company, assumed secured debt which amount was increased by additional debt and cash provided by the 16 percent noncontrolling investor. The Company’s total investment, including acquisition and closing costs, escrows and lease reserves was $12,961,557, including $122,033 of loan issuance costs and $648,120 in cash provided by a non-controlling investor.

The following summarizes the consideration paid and the fair values of assets acquired and liabilities assumed in conjunction with the acquisition described above, along with a description of the methods used to determine fair value. Asset values presented include allocated acquisition and closing costs.

Hanover
Square
Fair value of assets acquired
Investment property (a)	$11,493,360
Lease intangibles and other assets (b)	1,093,057
Escrows and property reserves created or acquired (c)	300,000
Above market leases (b)	170,154
Below market leases (b)	(217,047)
Fair value of net assets acquired (d)	$12,839,524

Purchase consideration
Consideration paid with cash (e)	$3,291,404
Consideration paid with assumed mortgage debt (f)	8,527,315
Consideration paid with new mortgage debt (g)	372,685
Consideration paid by noncontrolling interest (h)	648,120
Total consideration (i)	$12,839,524

a.

Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture and fixtures. The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof. Closing and acquisition costs were allocated and added to the fair value of the tangible assets acquired.

b.

Represents the fair value of lease intangibles and other assets. Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.

c.

Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and reserves for capital improvements. These are generally created at closing. For the Hanover Square Property, $200,000 in existing reserves were purchased at closing from the Seller as part of the loan assumption (see (f) below) and the Company funded $100,000 in additional escrows at closing.

d.	Represents the total fair value of assets and liabilities acquired at closing.
e.	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows and closing costs paid outside of closing or directly by the Company.
f.	Assumption of mortgage debt related to the purchase of the Hanover Square Property.
g.	Issuance of new mortgage debt (an increase in the amount of the assumed mortgage) to fund the purchase of the Hanover Square Property. See mortgages payable.
h.	Represents investment of noncontrolling interest paid at closing for the Hanover Square Property.
i.	Represents the consideration paid for the fair value of the assets and liabilities acquired.

3.    Investment Properties

Investment properties consist of the following:

	December 31,
	2018	2017
Land	$7,462,946	$4,304,064
Site improvements	2,341,547	1,589,647
Buildings and improvements (a)	35,753,467	27,156,549
Furniture and fixtures (b)	1,733,273	1,678,447
Investment properties at cost (c)	47,291,233	34,728,707
Less accumulated depreciation	1,967,736	498,819
Investment properties, net	$45,323,497	$34,229,888

(a)

Includes tenant improvements (both those acquired at the acquisition and those constructed after the acquisition), tenant inducements, capitalized leasing commissions and other capital costs incurred post-acquisition.

(b)

Excludes $423,747 in pre-payments recorded during 2018 as advance deposits for furniture and fixtures not yet received as part of the renovations of the Hampton Inn Property. Upon completion of the renovation and the placement into service of the furniture and fixtures, the Company will reclassify the amounts recorded as advance deposits to a furniture and fixtures account.

(c)	Excludes intangible assets and liabilities (see note, below), escrow deposits and property reserves.

The Company’s depreciation expense on investment properties was $1,461,630 and $498,819 for the years ended December 31, 2018 and 2017, respectively. The accumulated depreciation totals, in the table above, include the impact of the recognition of the loss on impairment related to the Franklin Square Property tenant. Specifically, during the year ended December 31, 2018,  $54,478 of gross capitalized tenant improvements recorded as part of the acquisition of the Franklin Square Property and $4,073 of related accumulated amortization were written off as part of the recognition of loss impairment. During the year ended December 31, 2017, the Company did not record a loss on impairment.

The Company generally records depreciation of capitalized tenant improvements and amortization of capitalized leasing commissions on a straight-line basis over the terms of the related leases. Details of these deferred costs, net of depreciation and amortization as of December 31, 2018 and 2017, respectively, are as follows:

	December 31,
	2018	2017
Capitalized tenant improvements, net	$175,580	$136,090
Capitalized leasing commissions, net	322,861	42,288

Depreciation on capitalized tenant improvements was $22,850 and $18,720 for the years ended December 31, 2018 and 2017, respectively. Amortization of capitalized leasing commissions was $25,075 and $1,033 for the years ended December 31, 2018 and 2017, respectively.

In May 2018, the Company paid $125,000 to induce a tenant in the Franklin Square Property to release a restriction in its lease that prohibited the Company from leasing space to a similar user. Capitalized tenant inducements are amortized as a reduction of rental income over the term of the respective lease. Details of these deferred costs, net of depreciation and amortization as of December 31, 2018 and 2017, respectively, are as follows:

	December 31,
	2018	2017
Capitalized tenant inducements, net	$113,640	$—

Amortization of the tenant inducement was $11,360 and $0 for the years ended December 31, 2018 and 2017, respectively.

A significant portion of the Company’s land, buildings and improvements serve as collateral for its mortgage loans payable portfolio. Accordingly, restrictions exist as to each property’s transferability, use and other common rights typically associated with property ownership.

Property Acquisitions

2018 Acquisitions

The Shops at Hanover Square North

On May 8, 2018, the Company completed its acquisition of an 84 percent interest in The Shops at Hanover Square North, a 73,440 square foot retail property located in Mechanicsville, Virginia, (the “Hanover Square Property”) through a wholly owned subsidiary. The purchase price for the Hanover Square Property was $12,173,000 paid through a combination of cash provided by the Company, assumed secured debt which amount was increased by additional debt and cash provided by the 16 percent noncontrolling investor. The Company’s total investment, including acquisition and closing costs, escrows and lease reserves was $12,961,557, including $122,033 of loan issuance costs and $648,120 in cash provided by a non-controlling investor. The Hanover Square Property, built in 2007, was 97 percent leased as of the acquisition date and is anchored by Marshalls and an Old Navy store.

The following summarizes the consideration paid and the fair values of assets acquired and liabilities assumed in conjunction with the acquisition described above, along with a description of the methods used to determine fair value. Asset values presented include allocated acquisition and closing costs.

Hanover Square
Fair value of assets acquired
Investment property (a)	$11,493,360
Lease intangibles and other assets (b)	1,093,057
Escrows and property reserves created or acquired (c)	300,000
Above market leases (b)	170,154
Below market leases (b)	(217,047)
Fair value of net assets acquired (d)	$12,839,524

Purchase consideration
Consideration paid with cash (e)	$3,291,404
Consideration paid with assumed mortgage debt (f)	8,527,315
Consideration paid with new mortgage debt (g)	372,685
Consideration paid by noncontrolling interest (h)	648,120
Total consideration (i)	$12,839,524

(a)

Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture and fixtures. The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof. Closing and acquisition costs were allocated and added to the fair value of the tangible assets acquired.

(b)

Represents the fair value of lease intangibles and other assets. Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.

(c)

Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and reserves for capital improvements. These are generally created at closing. For the Hanover Square Property, $200,000 in existing reserves were purchased at closing from the Seller as part of the loan assumption (see (f) below) and the Company funded $100,000 in additional escrows at closing.

(d)	Represents the total fair value of assets and liabilities acquired at closing.
(e)	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows and closing costs paid outside of closing or directly by the Company.
(f)	Assumption of mortgage debt related to the purchase of the Hanover Square Property.
(g)	Issuance of new mortgage debt (an increase in the amount of the assumed mortgage) to fund the purchase of the Hanover Square Property. See mortgages payable.
(h)	Represents investment of noncontrolling interest paid at closing for the Hanover Square Property.
(i)	Represents the consideration paid for the fair value of the assets and liabilities acquired.

2017 Acquisitions

The Shops at Franklin Square

On April 28, 2017, the Company completed its acquisition of The Shops at Franklin Square, a 134,239 square foot retail property located in Gastonia, North Carolina, (the “Franklin Square Property”) through a wholly owned subsidiary. The purchase price for the Franklin Square Property was $20,500,000 paid through a combination of cash and assumed, secured debt. The Company’s total investment, including acquisition and closing costs, escrows and lease reserves was $22,054,071. The Franklin Square Property, built in 2006 and 2007, was 68 percent leased as of the acquisition date and is anchored by Ashley Furniture. As of December 31, 2018, the Franklin Square Property was 92.4 percent occupied.

Greensboro Airport Hampton Inn

On November 3, 2017 the Company completed its acquisition of a 64 percent interest in the Greensboro Airport Hampton Inn (the “Hampton Inn Property”) through a wholly owned subsidiary. The total purchase price for the Hampton Inn Property was $15.1 million paid through a combination of cash provided by the Company, operating partnership units (“OP Units”), the incurrence of new mortgage debt and cash provided by the 36 percent non-controlling investor. The total investment, including acquisition, closing costs, escrow deposits and a reserve for property improvements required under the Hampton Inn Property’s franchise agreement, was $18,004,621. The hotel has 125 rooms and was built in 1996.

The following summarizes the consideration paid and the fair values of assets acquired and liabilities assumed in conjunction with the 2017 acquisitions described above, along with a description of the methods used to determine fair value. Asset values presented include allocated acquisition and closing costs.

	2017 Acquisitions
	Franklin Square	Hampton Inn	Total
Fair value of assets acquired:
Investment property (a)	$18,761,322	$15,759,379	$34,520,701
Lease intangibles and other assets (b)	1,732,375	—	1,732,375
Escrows and property reserves created or acquired (c)	919,534	2,245,242	3,164,776
Above market leases (b)	899,589	—	899,589
Below market leases (b)	(331,420)	—	(331,420)
Capitalized loan fees (d)	72,671	—	72,671
Fair value of net assets acquired (e)	$22,054,071	$18,004,621	$40,058,692

Purchase Consideration:
Consideration paid with cash (f)	$7,779,071	$4,048,281	$11,827,352
Consideration paid with new mortgage debt (g)	—	10,181,309	10,181,309
Consideration paid with assumed mortgage debt (h)	14,275,000	—	14,275,000
Consideration paid with Company shares (i)	—	300,000	300,000
Consideration paid with Operating Partnership Units (j)	—	1,175,000	1,175,000
Consideration paid by noncontrolling interest (k)	—	2,300,031	2,300,031
Total consideration (l)	$22,054,071	$18,004,621	$40,058,692

(a)

Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture and fixtures. The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof. Closing and acquisition costs were allocated and added to the fair value of the tangible assets acquired.

(b)

Represents the fair value of lease intangibles and other assets. Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.

(c)

Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and reserves for capital improvements. These are generally created at closing. For the Franklin Square Property, existing reserves were purchased at closing from the Seller as part of the loan assumption (see (f) below).

(d)	Represents cash paid for loan fees for the Franklin Square Property mortgage which are capitalized and amortized over the term of the loan.
(e)	Represents the total fair value of assets and liabilities acquired at closing.
(f)	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows, loan fees and closing costs paid outside of closing or directly by the Company.
(g)	Issuance of new mortgage debt of $10,600,000 to fund the purchase of the Hampton Inn Property, net of loan fees. See mortgages payable.
(h)	Assumption of mortgage debt related to the purchase of the Franklin Square Property.
(i)	Represents non-cash consideration paid by exchanging an ownership interest in the selling entity for 3,000 shares of the Company’s common stock as part of the Hampton Inn Property acquisition.
(j)	Represents non-cash consideration paid by exchanging an ownership interest in the selling entity for 125,000 Operating Partnership units as part of the Hampton Inn Property acquisition.
(k)	Represents investment of noncontrolling interest paid at closing for the Hampton Inn Property.
(l)	Represents the consideration paid for the fair value of the assets and liabilities acquired.